Personnel Salaries and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Personnel Salaries and Expenses [Abstract]
Schedule of Personnel Salaries and Expenses
For the years ended December 31, 2024, 2023 and 2022, the composition of personnel salaries and expenses is as follows:

	For the years ended December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$
Salary compensation	(219,207)	(217,908)	(216,124)
Performance bonus	(61,109)	(47,071)	(60,801)
Legal compensation	(49,887)	(50,677)	(49,463)
Short-term bonuses	(33,901)	(34,186)	(33,462)
Long-term bonus	(14,727)	(14,629)	(14,659)
Stock-based benefits	825	(2,119)	1,169
Seniority compensation	(7,928)	(36,289)	(27,289)
Pension plans	–	–	(849)
Training expenses	(2,463)	(2,653)	(2,487)
Nursery school and kindergarten expenses	(2,597)	(2,749)	(2,928)
Other personnel expenses	(7,825)	(3,994)	(7,915)
Total	(398,819)	(412,275)	(414,808)